Statements of cash flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (40,970,909)	$ (15,309,164)	$ (57,277,797)	$ (24,324,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash rent expense	362,971	409,087	0	617,114
Depreciation expense	1,245,569	15,849	0	169,790
Acquired in-process research and development			50,000,000	750,000
Stock-based compensation expense	8,479,278	2,227,698	646,585	2,974,538
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,641,704)	(582,606)	0	(814,702)
Accounts payable and accrued expenses	7,654,292	2,331,976	1,492,497	2,331,282
Deferred rent	0	4,722,914		7,901,375
Deferred revenue	(4,865,885)	1,395,723	0	20,781,791
Net cash (used in) provided by operating activities	(29,736,388)	(4,788,523)	(5,138,715)	10,386,379
Cash flows from investing activities:
Purchases of property and equipment	(3,077,736)	(4,963,836)	0	(11,696,962)
Net cash used in investing activities	(3,077,736)	(4,963,836)	0	(11,696,962)
Cash flows from financing activities:
Proceeds from issuance of Series A convertible preferred units	0	4,861,285	5,138,715	4,861,285
Proceeds from issuance of Series B convertible preferred stock, net	0	72,437,203	0	72,437,203
Financing costs	0	(273,528)	0	(1,420,942)
Proceeds from exercise of options	92,924	0
Proceeds from Issuance Initial Public Offering	170,313,435	0
Net cash provided by financing activities	170,406,359	77,024,960	5,138,715	75,877,546
Net increase in cash and cash equivalents	137,592,235	67,272,601	0	74,566,963
Cash and cash equivalents, beginning of period	74,566,963	0	0	0
Cash and cash equivalents, end of period	212,159,198	67,272,601	0	74,566,963
Supplemental disclosure of cash flow information:
Deferred financing costs included in accounts payable	0	1,060,691	0	868,872
Property and equipment purchases included in accounts payable and accrued expenses	$ 834,986	$ 3,497,980	$ 0	$ 1,147,200